Related Party Transactions - Founder Shares (Details)				1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 11, 2021 USD ($) shares	Feb. 09, 2021 shares	Oct. 13, 2020 USD ($) D $ / shares shares	Feb. 28, 2021 shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2021 shares
Related Party Transaction [Line Items]
Aggregate purchase price | $					$ 25,000
Number of shares, shares based compensation				250,000
Class A ordinary shares
Related Party Transaction [Line Items]
Common shares, shares issued (in shares)					0	0
Common shares, shares outstanding (in shares)					0	0
Class B Common Stock
Related Party Transaction [Line Items]
Common shares, shares issued (in shares)					6,900,000	6,900,000
Common shares, shares outstanding (in shares)					6,900,000	6,900,000
Founder shares
Related Party Transaction [Line Items]
Number of shares issued	690,000					690,000
Aggregate purchase price | $	$ 2,500
Common shares, shares outstanding (in shares)				5,960,000
Number of shares, shares based compensation				250,000
Founder shares | Class B Common Stock
Related Party Transaction [Line Items]
Share dividend		0.2
Common shares, shares issued (in shares)		6,900,000
Common shares, shares outstanding (in shares)		6,900,000
Founder shares | Sponsor | Class A ordinary shares
Related Party Transaction [Line Items]
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares			$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D			20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D			30
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences			150 days
Founder shares | Sponsor | Class B Common Stock
Related Party Transaction [Line Items]
Number of shares issued			5,750,000
Aggregate purchase price | $			$ 25,000